Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The Financial Instruments Topic in the ASC requires disclosures about fair value of financial instruments. Also, the Fair Value Measurements and Disclosures Topic in the ASC clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.

Various inputs are considered when determining the value of the Plan's investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. These inputs are summarized in the three broad levels listed below.

•Level 1 – observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets

•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
NOTE 8.                      Fair Value Measurements, continued

•Level 3 – significant unobservable inputs (including the Plan’s own assumptions about the assumptions market participants would use in determining the fair value of investments). There are no Level 3 investments at December 31, 2025 and 2024.

The valuation methods described below may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in different fair value measurement at the reporting date.

An asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

The valuation methodologies used for plan assets measured at fair value are as follows:

Investments in the fair value hierarchy

•Common stock (Level 1):  Valued at the quoted market closing price reported on the active market on which the individual securities are traded on the last day of the Plan year.

•Mutual funds (Level 1): Valued at the NAV price per share held by the Master Trust at year end based on quoted market prices determined in an active market. The NAV is derived by dividing the total assets held minus liabilities by the outstanding number of fund shares.

•Common collective trust funds (Level 2): This class consists of private funds that invest in government and corporate securities and various short-term debt instruments and are measured using the NAV provided by the administrator of the trust. The NAV is based on the value of the underlying assets owned by the trust, minus its liabilities, and are determined by reference to the fair value of the underlying securities. These funds are valued using NAV as a readily determinable fair value.

Investments measured at NAV

•Common collective trust funds: This class consists of private funds that invest in diversified portfolio of international securities and currencies that are measured at NAV as a practical expedient to estimate the fair value of the investments. There are currently no redemption restrictions on these investments. In accordance with the Fair Value Measurements and Disclosures Topic in the ASC, investments that are measured at NAV practical expedient per share (or its equivalent) are not classified in the fair value hierarchy. The fair value amounts presented in the tables below are intended to permit reconciliation of the fair value hierarchy to the assets disclosed in Note 3, Investment in Master Trust.
NOTE 8.                      Fair Value Measurements, continued

The following table sets forth by level, within the fair value hierarchy, the Master Trust’s assets at fair value as of December 31, 2025:

(Dollars in Thousands)	Level 1	Level 2	Total
Common stock	$1,285,715	$—	$1,285,715
Mutual funds - U.S	281,508	—	281,508
Common collective trust funds	—	1,211,587	1,211,587
Total investments in the fair value hierarchy	$1,567,223	$1,211,587	$2,778,810

Common collective trust funds
measured at NAV (a)			$143,778

Total assets at fair value			$2,922,588

The following table sets forth by level, within the fair value hierarchy, the Master Trust’s assets at fair value as of December 31, 2024:

(Dollars in Thousands)	Level 1	Level 2	Total
Common stock (b)	$1,229,693	$—	$1,229,693
Mutual funds - U.S (b)	252,656	—	252,656
Common collective trust funds (b)	—	1,065,298	1,065,298
Total investments in the fair value hierarchy	$1,482,349	$1,065,298	$2,547,647

Common collective trust funds
measured at NAV (a)			$126,014

Total assets at fair value			$2,673,661

(a) The investments held in the common collective trust funds measured at NAV include Vontobel and Morgan Stanley International Equity Funds. These investments do not have a readily determinable fair value and are valued at NAV as a practical expedient.
(b) In the prior year financial statements, certain investments were previously listed as Mutual Funds and Common Stock. Upon further analysis, these investments better fit into the description of Common Collective Trust Finds. In 2025, the Plan revised its classification. To be consistent with the current year presentation, the 2024 presentation has been adjusted accordingly as the adjustments were deemed not material.